Deferred tax assets and liabilities - Summary of expiry of operating tax loss carry forwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	$ 1,337,838	$ 1,155,825	$ 1,114,339
Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	44,481	$ 99,042	$ 19,924
2026 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	12,655
2027 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	98,604
2028 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	214,823
2029 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	233,372
2030 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	469,243
2031 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	143,166
2032 | Unused tax losses
Disclosure of Expiry of Operating Tax Loss Carry Forwards [Line Items]
Deferred tax assets	$ 894,446